Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
10	LEASES
Operating leases as lessee
The components of lease cost were as follows:

	For the year ended December 31,
	2021	2022
	RMB	RMB	US$

Operating lease cost	34,785	37,447	5,429
Short-term lease cost	1,740	2,267	329
Finance lease cost:
Amortization of ROU assets	3,846	—	—
Interest expense on lease liabilities	295	—	—
Sublease income (i)	(187)	—	—

Total lease cost	40,479	39,714	5,758

(i)
On April 1, 2021, the Group entered into a
one-ye
ar
sublease agreement on its office with a
related
party
and
recorded RMB187(US$27) in other income for the year ended December 31,2021. The contract was terminated on
September
30, 2021.

	For the year ended December 31,
	2021	2022
	RMB	RMB	US$
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	30,388	37,811	5,482
Operating cash flows used for finance leases	295	—	—
Financing cash flows used for finance leases	5,111	—	—
ROU assets obtained in exchange for operating lease liabilities	90,272	4,311	625
Weighted-average remaining lease term for operating leases (in years):	2.41	1.58
Weighted-average discount rate for operating leases:	6.08%	4.95%

For the year ended December 31, 2022, total operating lease costs and short-term lease costs of RMB9,875 (US$1,432), RMB2,971(US$431), RMB618 (US$90) and RMB26,250 (US$3,805) were recorded in cost of revenues, research and development expenses, selling and marketing expenses, general and administrative expenses, respectively.
For the years ended December 31, 2020 and 2021, total rental related expenses for all operating leases amounted to RMB12,103 and RMB36,525, respectively.

Future lease payments under operating leases as of December 31, 2022 were as follows: Years ending December 31,	Operating leases
	RMB	US$
2023	39,605	5,742
2024	10,035	1,455
2025	3,746	543

Total future lease payments	53,386	7,740
Less: imputed interest	(2,599)	(376)

Total lease liability balance	50,787	7,364